SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation and Significant risks and uncertainties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2017 CNY (¥)
Significant risks and uncertainties
Foreign currency, exchange rate | $ / ¥	6.9618		6.9618
Cash and cash equivalents	$ 672,815	¥ 5,469,077	¥ 4,684,003	¥ 3,778,115
Loan receivables, net	$ 111,822	593,943	¥ 778,480
RMB
Significant risks and uncertainties
Cash and cash equivalents | ¥		¥ 5,281,635		¥ 3,251,899
Foreign currency risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Concentration risk percentage	69.43%	96.57%
Credit risk | Accounts receivable balance
Significant risks and uncertainties
Concentration risk percentage	83.54%